DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following brief description of the First Financial Bancorp 401(k) Savings Plan (the Plan) is provided for general information purposes only. Participants should refer to the summary plan description (the Plan Document) for more information.

First Financial Bancorp. (the Plan Sponsor, the Plan Administrator, or the Company) is the sponsor and administrator of the Plan.

General. The Plan is a defined contribution plan, qualified under Section 401 of the Internal Revenue Code (the Code) and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Plan covers substantially all associates of the Company and its affiliates. There is no age requirement to participate in the Plan. The Plan is a single plan of a controlled group as defined in Code Sections 414(b) and 414(c).

Participating corporations. The terms of the Plan provide that any corporation that becomes a member of the controlled group may, with consent of the Plan Sponsor, adopt the Plan for those associates which the Plan determines to be eligible.

Contributions. Participants may elect to make contributions to the Plan on both a before-tax and/or after-tax basis. Participant contributions may not exceed 60% of a participant's eligible annual compensation on a before-tax basis and are subject to Internal Revenue Service (IRS) limitations. Employees are automatically enrolled at a 5% deferral rate upon becoming eligible to participate in the Plan and they may elect to change or discontinue deferrals at any time. The deferral rate will automatically increase by 1% annually, until the deferral rate equals 10%, unless employee elects a different deferral rate. Employees may elect to discontinue automatic deferral rate increases at any time. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.

Employer contributions to the Plan are discretionary. Employer contributions, if applicable, are determined in the first quarter of the subsequent year. Participants designate where contributions are invested and employer contributions fully vest upon contribution to the Plan. No employer contributions were made to the Plan for 2025 or 2024.

Rollover contributions. On November 1, 2025, First Financial Bancorp. closed its acquisition of Westfield Bancorp, Inc. and its wholly-owned subsidiary, Westfield Bank. Eligible participants of the Westfield Bank 401(k) Plan were permitted to elect direct rollovers of their account balances into the Plan. Rollover contributions of $11,427,642 were included in the Statement of Changes in Net Assets Available for Benefits related to the Westfield acquisition.

Vesting. Participants' accounts are 100% vested at all times.

Notes receivable from participants. Participants may borrow any amount up to the lesser of $50,000 or 50% of their account balance. The $50,000 limit is reduced by the participant's highest outstanding loan balance during the preceding 12-month period. Participant loans are secured by the balance in the participant's account and bear interest at a rate commensurate with local prevailing rates at the date of issuance. Repayment of loans must be made at least quarterly, on an after-tax basis, in level payments of principal and interest over a time period not to exceed 5 years unless it is used for a principal residence loan, which then may not exceed 10 years.

Benefit payments. On termination of service due to death, disability, or retirement, participants receive a lump sum amount equal to the value of the participant’s vested interest in his or her account. Prior to attaining age 59 1/2, active participants may withdraw contributions only if the participant can prove financial hardship as defined by the Plan Document. Earnings on participants' before-tax contributions are not eligible for distribution prior to termination or retirement.
Active participants, upon or after attainment of age 59 ½, may elect an in-service, non-hardship distribution of all, or a portion of, their account balance.

Administrative and investment management expenses. Certain expenses incurred maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Investment-related expenses are included in net appreciation in fair value of investments on the Statement of Changes in Net Assets Available for Benefits.

Participant accounts. Each participant's account is credited with the participant's contributions and the Company's contributions (if applicable), as well as allocations of Plan earnings. Participant accounts are charged with an allocation of administrative expenses. Allocations are based on participant earnings, account balances, or specific participant transactions as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested balance.

Plan termination. Although the Plan Sponsor has not expressed any intention to do so, it has the right to terminate the Plan at any time, subject to provisions set forth in ERISA. In the event of termination, the net assets will be distributed to participants and beneficiaries in proportion to their respective account balances.